Liquidity and Going Concern	9 Months Ended
Nov. 26, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and Going Concern
2)	LIQUIDITY AND GOING CONCERN
The Company’s net cash used in operating activities was $307.6 million and $890.0 million for the three and nine months ended November 26, 2022. Cash, cash equivalents and restricted cash were $225.7 million as of November 26, 2022. On or around January 13, 2023, certain events of default were triggered under the Company’s Credit Facilities (as defined below) as a result of the Company’s failure to prepay an overadvance and satisfy a financial covenant, among other things. As a result of the continuance of such events of default, on January 25, 2023, the administrative agent under the Amended Credit Agreement notified the Company that (i) the principal amount of all outstanding loans under the Credit Facilities, together with accrued interest thereon, the FILO Applicable Premium (as defined in the Amended Credit Agreement) and all fees (including, for the avoidance of doubt, any break funding payments) and other obligations of the Company accrued under the Amended Credit Agreement, are due and payable immediately, (ii) the Company is required, effective immediately, to cash collateralize letter of credit obligations under the Credit Facilities, and (iii) effective as of January 25, 2023, all outstanding loans and obligations under the Credit Facilities shall bear interest at an additional default rate of 2% per annum. As a result of these events of default, the Company classified its outstanding borrowings under its asset-based revolving credit facility (the “ABL Facility) and its FILO Facility as current in the consolidated balance sheet as of November 26, 2022. The Company’s outstanding borrowings under its ABL Facility and FILO Facility were $550.0 million and $375.0 million, respectively, as of November 26, 2022. In addition, the Company had $186.2 million in letters of credit outstanding under its ABL Facility as of November 26, 2022. The Company also had $1.030 billion in senior notes (excluding deferred financing costs) outstanding as of November 26, 2022. For information regarding the Company’s borrowings, see Note 12.
At this time, the Company does not have sufficient resources to repay the amounts under the Credit Facilities and this will lead the Company to consider all strategic alternatives, including restructuring its debt under the U.S. Bankruptcy Code. The Company is undertaking a number of actions in order to improve its financial position and stabilize its results of operations including but not limited to, cost cutting, lowering capital expenditures, and reducing its store footprint including related distribution centers. In addition, the Company will continue to seek reductions in rental obligations with landlords in its determination of the appropriate footprint, seek additional debt or equity capital, reduce or delay the Company’s business activities and strategic initiatives, or sell assets. These measures may not be successful.
The Company’s key drivers of cash flows are sales, management of inventory levels, vendor payment terms, and capital expenditures. Macro and micro economic challenges increased since the end of the second quarter of fiscal 2022 causing an acceleration of vendor payment terms and credit line constraints. This led to lower inventory receipts than anticipated in the third quarter of fiscal 2022, resulting in lower than required stock levels ahead of the holiday selling season. Additionally, certain service providers and vendors required prepayments.
Based on recurring losses from operations and negative cash flows from operations for the nine months ended November 26, 2022 as well as current cash and liquidity projections, the Company has concluded that there is substantial doubt about the Company’s ability to continue as a going concern for the next 12 months. The consolidated financial statements do not include any adjustments that may result from the outcome of this going concern uncertainty.